Leases - Right-of-use assets and Lease liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Right-of-use assets
IFRS 16 adoption	$ 1,883,000
Depreciation	(533,000)
Right-of-use assets	1,350,000	$ 1,883,000
Lease liabilities
IFRS 16 adoption	1,883,000
Cash flows: Principal payments	(599,000)
Non-cash changes: Accretion	162,000
Lease liability	1,446,000	$ 1,883,000
Less : current portion	406,000		$ 0
Lease liability, net of current portion	$ 1,040,000		$ 0